Initial Public Offering - Schedule of Common Stock Subject to Possible Redemption (Details) - ADIT EDTECH ACQUISITION CORP [Member] - USD ($)	3 Months Ended			12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Gross proceeds from issuance of initial public offering				$ 276,000,000
Proceeds allocated to public warrants				(16,771,351)
Common stock issuance costs				(14,849,933)
Common stock subject to possible redemption, Beginning balance	$ 26,462,922	$ 25,853,681	$ 25,273,823	276,000,000
Redemptions				(253,712,545)
Remeasurement of carrying value to redemption value	334,134	609,241	579,858	2,986,368	$ 31,621,284
Redemptions	(4,945,692)
Common stock subject to possible redemption, Ending Balance	$ 21,851,364	$ 26,462,922	$ 25,853,681	$ 25,273,823	$ 276,000,000